Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2016
Share-based Compensation [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation cost recognized in the consolidated income statements is summarized below:

	2016	2015	2014
Before-Tax Share-Based Compensation Cost – Total	$37.6	$45.7	$44.0
Before-Tax Share-Based Compensation Cost – Discontinued Operations	6.6	6.2	6.0
Before-Tax Share-Based Compensation Cost – Continuing Operations	$31.0	$39.5	$38.0
Income tax benefit – Continuing Operations	(10.8)	(13.8)	(13.5)
After-Tax Share-Based Compensation Cost – Continuing Operations	$20.2	$25.7	$24.5

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
total company basis, before-tax share-based compensation cost by type of program was as follows:

	2016	2015	2014
Deferred stock units	$29.9	$28.8	$20.2
Stock options	4.2	12.6	21.6
Restricted stock	3.5	4.3	2.2
Before-Tax Share-Based Compensation Cost – Total	$37.6	$45.7	$44.0

Schedule Of Share-based Payment Award Equity Instruments Other Than Options Valuation Assumptions [Table Text Block]

	2016	2015
Expected volatility	20.5%	19.6%
Risk-free interest rate	1.2%	.9%
Expected dividend yield	2.2%	2.5%

Schedule of Deferred Stock Units and Restricted Stock Activity [Table Text Block]

Restricted Stock	Shares (000)	Weighted Average Grant-Date Fair Value
Outstanding at 30 September 2015	83	$121.17
Granted	33	138.00
Vested	(31)	119.95
Outstanding at 30 September 2016	85	$128.16

Deferred Stock Units	Shares (000)	Weighted Average Grant-Date Fair Value
Outstanding at 30 September 2015	1,056	$102.01
Granted	284	136.37
Paid out	(299)	77.81
Forfeited/adjustments	(40)	90.83
Outstanding at 30 September 2016	1,001	$119.44

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	2015	2014
Expected volatility	30.3%	29.8%–31.1%
Expected dividend yield	2.6%	2.4%–2.9%
Expected life (in years)	7.5	6.5–8.4
Risk-free interest rate	2.2%	2.0%–2.7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Stock Options	Shares (000)	Weighted Average Exercise Price
Outstanding at 30 September 2015	5,725	$87.35
Granted	—	—
Exercised	(1,783)	80.66
Forfeited	(26)	106.52
Outstanding at 30 September 2016	3,916	$90.28
Exercisable at 30 September 2016	3,537	$86.99
Stock Options	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at 30 September 2016	5.0	$235
Exercisable at 30 September 2016	4.7	$224